RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIESThe Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors and members of the executive committee. As a result of a termination or change of duties,the Chief Executive Officer and the two Deputy General Managers, could receive a compensation equal to their remuneration during the last 12 months, as well as non-competition indemnities of up to 18 months' salary.
The remuneration of directors and members of the executive committee was as set forth in the table below.

	12/31/2020			12/31/2021			12/31/2022
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	1,242	22	448	1,148	22	522	1,170	22	430
Executive committee	1,374	25	201	1,457	24	302	1,139	15	199
Board of directors	300	—	43	306	—	1	306	—	—
Total	2,915	47	692	2,911	46	825	2,615	38	629
The Company has no other related parties.